Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Current assets:
Cash and cash equivalents	$ 113,946	$ 1,312,479
Accounts receivable, net	660,637	1,057,705
Inventory, net	62,554	79,604
Deferred financing costs	91,698	191,228
Other assets	14,214	38,800
Total Current Assets	943,049	2,679,816
Inventory, net		190,276
Property and equipment, net	510,141	469,035
Deferred financing costs, long term		91,698
Deposits	271,330	221,330
Intangible assets, net	1,520,120	1,766,332
Total Assets	3,244,640	5,418,487
Current liabilities:
Accounts payable	864,022	606,527
Accrued expenses	797,141	568,919
Accrued interest payable	1,082,502	567,955
Promissory notes payable	274,890	282,303
Payable to Boston Scientific Corporation	1,257,995	831,632
Contingent consideration, current portion	461,211	440,663
Convertible notes payable (net of discount), current portion	5,030,836	4,426,984
Total Current Liabilities	9,768,597	7,724,983
Contingent consideration	297,742	590,516
Total liabilities	$ 10,066,339	$ 8,315,499
Commitments and contingencies (Note 8)
Stockholders' deficit:
Common stock (no par value), unlimited shares authorized, 184,984,215 and 127,542,120 shares issued and outstanding as of March 31, 2016 and March 31, 2015, respectively.	$ 14,295,388	$ 12,782,563
Common stock issuable		1,561,000
Additional paid-in capital	10,744,777	9,659,740
Accumulated deficit	(31,861,864)	(26,900,315)
Total Stockholders' Deficit	(6,821,699)	(2,897,012)
Total Liabilities and Stockholders' Deficit	$ 3,244,640	$ 5,418,487